UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04710

Exact name of registrant as specified in charter:	The Asia Pacific Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	3/31/2009

Date of reporting period:	06/30/2008

Item 1.	Schedule of Investments

THE ASIA PACIFIC FUND, INC.

Portfolio of Investments

June 30, 2008

(Unaudited)

Shares	Description	Value (USD)
	LONG-TERM INVESTMENTS—95.8%
	EQUITIES
	CHINA (INCLUDING HONG KONG)—35.7%
944,000	AAC Acoustic Technologies Holdings, Inc.(a)	$789,365
	(Information Technology)
854,000	Angang Steel Co. Ltd. (Class “H” Shares)	1,712,983
	(Materials)
364,000	Anhui Conch Cement Co. Ltd. (Class “H” Shares)	2,434,525
	(Materials)
158,700	ASM Pacific Technology	1,197,793
	(Information Technology)
972,500	BOC Hong Kong Holdings Ltd.	2,575,539
	(Banking)
232,000	Cheung Kong Holdings Ltd.	3,127,154
	(Real Estate-Developers)
1,520,000	China BlueChemical Ltd. (Class “H” Shares)	1,052,679
	(Materials)
3,554,000	China Construction Bank Corp. (Class “H” Shares)	2,862,435
	(Banking)
596,500	China Merchants Bank Co. Ltd. (Class “H” Shares)	1,874,283
	(Banking)
623,500	China Mobile Ltd.	8,380,237
	(Telecommunications)
1,374,000	China Overseas Land & Investment Ltd.	2,170,981
	(Real Estate-Developers)
2,192,000	China Petroleum & Chemical Corp. (Class “H” Shares)	2,052,211
	(Energy)
785,500	China Railway Construction Corp. (Class “H” Shares)(a)	1,108,147
	(Industrials)
426,500	China Shenhua Energy Co. Ltd. (Class “H” Shares)	1,673,782
	(Energy)

Shares	Description	Value (USD)
522,000	China Shipping Development Co. Ltd. (Class “H” Shares)	$1,566,552
	(Industrials)
248,500	CLP Holdings Ltd.	2,128,930
	(Utilities)
2,455,000	CNOOC Ltd.	4,225,349
	(Energy)
2,904,000	Giordano International Ltd.	1,191,805
	(Consumer Discretionary)
122,100	Hang Seng Bank Ltd.	2,575,966
	(Banking)
659,000	Hengan International Group Co. Ltd.	1,943,890
	(Consumer Staples)
847,000	Hong Kong & China Gas Co. Ltd.	2,013,964
	(Utilities)
67,500	Hong Kong Exchanges and Clearing Ltd.	986,886
	(Diversified Financials)
262,000	Hutchison Whampoa Ltd.	2,641,085
	(Industrials)
6,004,000	Industrial & Commercial Bank of China Ltd. (Class “H” Shares)	4,104,180
	(Banking)
1,434,100	iShares Asia Trust-iShares A50 China Tracker	2,648,503
	(Mutual Fund)
480,000	Li & Fung Ltd.	1,446,664
	(Consumer Discretionary)
641,500	Lifestyle International Holdings Ltd.	901,708
	(Consumer Discretionary)
509,500	MTR Corp. Ltd.	1,604,184
	(Industrials)
1,740,000	PetroChina Co. Ltd. (Class “H” Shares)	2,253,872
	(Energy)
326,500	Ping An Insurance Group Co. of China Ltd. (Class “H” Shares)	2,428,677
	(Diversified Financials)
838,000	Ports Design Ltd.	2,396,666
	(Consumer Discretionary)

See Notes to Portfolio of Investments.

Shares	Description	Value (USD)
	CHINA (INCLUDING HONG KONG)—(continued)
99,000	Sun Hung Kai Properties Ltd.	$1,343,320
	(Real Estate-Developers)
232,200	Tencent Holdings Ltd.	1,795,718

	(Information Technology)
		73,210,033

	INDIA—1.8%
13,679	Housing Development Finance Corp. Ltd.	624,688
	(Banking)
102,968	Oil & Natural Gas Corp. Ltd.	1,950,588
	(Energy)
233,859	Zee Entertainment Enterprises Ltd.	1,087,084

	(Consumer Discretionary)
		3,662,360

	INDONESIA—2.8%
2,801,000	Bank Rakyat Indonesia	1,549,360
	(Banking)
2,128,500	PT Bisi International(a)	1,177,370
	(Consumer Staples)
2,013,000	PT Bumi Resources Tbk	1,790,304
	(Energy)
3,553,500	PT Indika Energy Tbk(a)	1,262,225

	(Energy)
		5,779,259

	MALAYSIA—1.8%
488,600	IOI Corp. Berhad	1,114,023
	(Consumer Staples)
562,690	Parkson Holdings Berhad(a)	869,651
	(Materials)
518,800	Public Bank Berhad	1,683,024

	(Banking)
		3,666,698

	PHILIPPINES—0.3%
102,076	Ayala Corp.	585,468

	(Diversified Financials)

	SINGAPORE—7.8%
298,000	CapitaLand Ltd.	1,248,466
	(Real Estate-Developers)
167,000	DBS Group Holdings Ltd.	2,314,961
	(Banking)
154,000	Keppel Corp. Ltd.	1,260,931
	(Industrials)

Shares	Description	Value (USD)
477,000	SembCorp Marine Ltd.	$1,416,398
	(Industrials)
140,333	Singapore Airlines Ltd.	1,516,221
	(Industrials)
643,000	Singapore Press Holdings Ltd.	2,008,563
	(Consumer Discretionary)
1,218,000	Singapore Telecommunications Ltd.	3,240,719
	(Telecommunications)
216,000	United Overseas Bank Ltd.	2,956,099

	(Banking)
		15,962,358

	SOUTH KOREA—24.1%
9,181	CJ CheilJedang Corp.(a)	2,400,462
	(Consumer Staples)
65,480	Doosan Infracore Co. Ltd.	1,896,701
	(Industrials)
122,060	Hankook Tire Co. Ltd.	1,697,790
	(Consumer Discretionary)
79,870	Hynix Semiconductor, Inc.(a)	1,908,848
	(Information Technology)
22,370	Hyundai Department Store Co. Ltd.	1,811,327
	(Consumer Discretionary)
39,620	Hyundai Engineering & Construction Co. Ltd.(a)	2,632,369
	(Industrials)

3,212	Hyundai Heavy Industries Co. Ltd.	994,874
	(Industrials)
18,248	Hyunjin Materials Co. Ltd.	819,900
	(Industrials)
42,691	Kookmin Bank	2,522,158
	(Banking)
44,692	KT&G Corp.	3,845,208
	(Consumer Staples)
12,573	LG Chem Ltd.	1,201,950
	(Materials)
15,683	LG Electronics, Inc.	1,776,622
	(Consumer Discretionary)
10,623	MegaStudy Co. Ltd.	3,363,451
	(Consumer Discretionary)
10,993	POSCO	5,716,927
	(Materials)
19,238	Samsung Electronics Co. Ltd.	11,494,431
	(Information Technology)

See Notes to Financial Statements.

Shares	Description	Value (USD)

	SOUTH KOREA—(continued)
32,890	Samsung Heavy Industries Co. Ltd.	$1,172,790
	(Industrials)
64,489	Shinhan Financial Group Co. Ltd.	2,916,046
	(Banking)
2,379	Shinsegae Co. Ltd.	1,280,414

	(Consumer Staples)
		49,452,268

	TAIWAN—18.5%
790,000	Acer, Inc.	1,556,419
	(Information Technology)
1,565,000	Advanced Semiconductor Engineering, Inc.	1,407,587
	(Information Technology)
1,683,000	Asia Cement Corp.	2,522,864
	(Materials)
731,000	Asustek Computer, Inc.	1,989,279
	(Information Technology)
1,222,000	China Steel Corp.	1,886,163
	(Materials)
2,280,000	Chinatrust Financial Holding Co. Ltd.	2,200,903
	(Banking)
850,000	Chunghwa Telecom Co. Ltd.	2,198,300
	(Telecommunications)
1,122,937	Far Eastern Textile Ltd.(b)	1,463,188
	(Industrials)
258,000	First Financial Holding Co. Ltd.	283,049
	(Banking)
1,625,340	Goldsun Development & Construction Co. Ltd.	803,219
	(Materials)
720,136	Hon Hai Precision Industry Co. Ltd.	3,546,942
	(Information Technology)
158,000	MediaTek, Inc.	1,821,896
	(Information Technology)
387,000	Powertech Technology, Inc.	1,357,872
	(Information Technology)
2,106,000	Taiwan Cement Corp.	2,844,727
	(Materials)
438,000	Taiwan Fertilizer Co. Ltd.	1,645,043
	(Materials)
3,682,001	Taiwan Semiconductor Manufacturing Co. Ltd.	7,884,890
	(Information Technology)

Shares	Description	Value (USD)
3,464,000	Yuanta Financial Holding Co. Ltd.(a)	$2,425,131

	(Diversified Financials)
		37,837,472

	THAILAND—3.0%
344,900	Bangkok Bank PCL	1,237,865
	(Banking)
856,400	Kasikornbank PCL	1,844,199
	(Banking)
415,000	PTT Exploration & Production PCL	2,395,544
	(Energy)
933,800	Shin Corp. PCL	740,114

	(Telecommunications)
		6,217,722

	Total long-term investments (cost $177,224,974)	196,373,638

	SHORT-TERM INVESTMENT—4.2%
	MONEY MARKET MUTUAL FUND
	UNITED STATES
8,512,185	JPMorgan Prime Money Market Fund/Premier (cost $8,512,185)	8,512,185

	Total Investments—100.0% (cost $185,737,159)(c)	204,885,823
	Other liabilities in excess of assets	(12,908)

	Net Assets—100.0%	$204,872,915

The following annotations are used in the Portfolio of Investments:

(a)	Non-income producing securities.
(b)	An Independent Director of the Fund is Chairman and Chief Executive Officer of the Company.
(c)	Tax cost substantially the same as book cost.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

See Notes to Portfolio of Investments.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$204,885,823	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$204,885,823	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of March 31, 2008 and June 30, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of portfolio holdings and other liabilities in excess of assets shown as a percentage of net assets as of June 30, 2008 was as follows:

Information Technology	17.9%
Banking	16.7
Materials	11.1
Industrials	9.8
Consumer Discretionary	8.6
Energy	8.6
Telecommunications	7.1
Consumer Staples	5.7
Mutual Funds	5.5
Real Estate-Developers	3.9
Diversified Financials	3.1
Utilities	2.0

100.0
Other liabilities in excess of assets	—

Total	100.0%

Notes to Portfolio of Investments (Unaudited)

Securities Valuation: Investments are stated at value. Securities for which the primary market is on an exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the last bid price quoted on such day. Securities for which reliable market quotations are not readily available, or whose value have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at the fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information regarding the issuer or the markets or industry in which it operates; other analytical data; and consistency with valuation of similar securities held by other funds managed by Baring Asset Management (Asia) Limited. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value on each day the New York Stock Exchange is open for trading.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940—Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Asia Pacific Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Corris
Brian Corris
President and Principal Executive Officer

Date    August 15, 2008

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date    August 15, 2008

*	Print the name and title of each signing officer under his or her signature.